Janus Henderson International Long/Short Equity Fund | Class D Shares
FUND SUMMARY Janus Henderson International Long/Short Equity Fund
INVESTMENT OBJECTIVES
Janus Henderson International Long/Short Equity Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Henderson International Long/Short Equity Fund Class D Shares Class D
Operating Expenses Column [Text]	Class D
Management Fees	1.25%
Other Expenses	1.73%	[1]
Short Sales Expenses	1.57%
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	4.68%	[2]
Fee Waiver	(1.40%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	3.28%	[2]
[1]	Other Expenses are based on the estimated expenses that the Fund expects to incur.
[2]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 1.43% until June 5, 2018, one year after the completion of the transfer of assets and liabilities of Henderson International Long/Short Equity Fund (the “Predecessor Fund”) to the Fund (the “Merger”). The contractual fee waiver may be terminated or modified prior to its expiration only by the Fund’s Board of Trustees. Fees waived or expenses reimbursed are not subject to recoupment.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Henderson International Long/Short Equity Fund | Class D Shares | Class D Shares | USD ($)	Class D Shares	469	1,411	2,359	4,756

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Predecessor Fund for its most recent fiscal year was 274% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in long and short positions of equity securities issued by, or equity-related derivative instruments providing exposure to, non-U.S. companies from at least three different countries. For these purposes, equity securities include common stocks, preferred stocks, rights, warrants, securities convertible into common stocks, instruments that carry the right to buy common stocks of non-U.S. companies, and depositary receipts. Non-U.S. companies are broadly defined to include any issuer that meets one of the following tests: (i) its country of organization, its primary business office or the principal trading market of its stock are located outside of the U.S., (ii) 50% or more of its assets are located in a country other than the U.S., or (iii) 50% or more of its revenues are derived from outside of the U.S.

In addition to holding equities long and selling equities short, the Fund transacts in certain derivative instruments in order to obtain or amplify its exposure to long and short positions, primarily through the use of single-security equity swap transactions, but may also use futures, options, forward contracts and other derivatives for this purpose. The Fund may also transact in derivative instruments for hedging purposes or to manage risks.

The Fund may invest in securities of companies of any size capitalization, style or sector and may invest in any country, including emerging markets. The Fund may invest in securities denominated in any currency and will invest substantially in securities denominated in foreign currencies. Under normal circumstances, the Fund intends to engage in derivative transactions to hedge against fluctuations in currency exchange rates but may not always do so.

In selecting investments, the portfolio managers use a fundamental, bottom up approach in an attempt to identify undervalued, overvalued or mispriced stocks. The Fund seeks to invest in long positions of equities that are believed to be undervalued and short positions of equities that are believed to be overvalued or poised to underperform. The Fund will allocate its assets among various regions and countries based on strategic views related to the growth prospects, valuations and pricing associated with international equity regions and sectors. Assets of the Fund are allocated to teams of portfolio managers who have experience with respect to a particular geographic region or sector. A strategic top-down overlay process will be used to manage the Fund’s overall net exposure and provide aggregate portfolio level risk control. The Fund expects to maintain a net long exposure bias in its portfolio but has the ability to have net short exposure.

Security selection will be based upon an analysis of a range of criteria, including: (i) a company’s financial strength; (ii) a company’s competitive position in its industry; (iii) a company’s projected future earnings and cash flows; (iv) a company’s valuations relative to earnings forecasts or other valuation criteria; and (v) the quality of a company’s management.

The Fund will generally consider selling a security or other investment, or cover a short position when, in the portfolio managers’ opinion, there is a risk of significant change in the company’s fundamentals, the company fails to meet performance expectations, the stock achieves its target price or there is a change in business strategy or issuer-specific business outlook that affects the original investment case. The Fund will also consider selling a security or exiting a short position if, in the portfolio managers’ opinion, a superior investment opportunity arises or to meet cash requirements.

The Fund may invest in all types of equity and equity-related securities including, but not limited to, common stocks, preferred stocks, convertible securities, sponsored and unsponsored depositary receipts, rights, warrants, shares of investment companies including exchanged-traded funds (“ETFs”) and equity interests in trusts, partnerships, and limited liability companies. As part of this strategy, the Fund may also hold cash and/or invest in money market instruments or cash equivalents in order to achieve it investment objective. The Fund may also invest in fixed-income securities of U.S. and non-U.S. companies, including below investment grade securities (commonly referred to as “junk bonds”).

The Fund may also invest a portion of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries and may invest up to 15% of its net assets in illiquid securities. In addition, the Fund may invest in securities issued by smaller companies and in less seasoned issues, including through initial public offerings and private placements.

The Fund may use bank borrowings to increase the amount of money the Fund can invest. This strategy is called leverage. The Fund may borrow money to the extent permissible under the 1940 Act, currently up to 33 1⁄3% of its total assets, including the amount borrowed.

The Fund may engage in exchange-traded or over-the-counter (“OTC”) derivative transactions for purposes of speculation to seek return, to hedge against fluctuations in securities prices or currency exchange rates, to manage certain investment risks, or as a substitute for the purchase or sale of securities or currencies directly. The Fund expects to use derivatives principally when seeking to obtain exposure to long or short positions in individual securities using equity swaps, to gain or hedge exposure to a certain equity markets using futures contracts on securities indices, to gain or limit exposure to equities by purchasing exchange-traded call or put options, or to hedge currency exposure using forward foreign currency contracts. However, the Fund may also purchase or sell other types of derivatives contracts. There is no stated limit on the Fund’s use of derivatives.

The Fund may engage in active and frequent trading to seek to achieve its investment objective. The Fund is classified as a non-diversified mutual fund. This means that the Fund may invest a relatively high percentage of its assets in a small number of issuers.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking a non-U.S. equity portfolio, including all types of equity and equity-related securities, such as common stocks. Common stocks tend to be more volatile than many other investment choices.

Allocation Risk.  The Fund’s ability to achieve its investment objective depends largely upon the allocation of assets among the equity and fixed asset categories. You could lose money on your investment in the Fund as a result of these allocations. Portfolio management may favor an asset category that underperforms relative to other asset categories. For example, the Fund may be overweighted in equity securities when the stock market is falling and the fixed-income market is rising. Additionally, periodic rebalancing of Fund assets among asset categories may result in increased transaction costs, which may have a negative effect on the Fund’s performance.

Nondiversification Risk.  The Fund is classified as nondiversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Short Sale Risk.  Short positions in equity securities may involve substantial risks. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefor) at a later date and at a lower price and profiting from the price decline. Similarly, when taking short positions with respect to securities through investments in derivative instruments, the portfolio managers expect the value of such securities to fall during the period of the Fund’s investment exposure. However, the Fund will incur a loss on a short position in respect of a security if the price of the security increases during the period of the Fund’s investment exposure. When taking a short position, the Fund’s potential loss is limited only by the maximum attainable price of the security, less the price at which the Fund’s position in the security was established. Under certain circumstances, even if the value of the Fund’s long positions are rising, this could be offset by the declining values of the Fund’s short positions. Conversely, it is possible that rising values of the Fund’s short positions could be offset by declining values of the Fund’s long positions. In either scenario the Fund may experience losses. In a market where the value of both the Fund’s long and short positions are declining, the Fund may experience substantial losses. The Fund is also subject to the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. Shorting will also result in higher transaction costs (such as interest and dividend expenses), which reduce the Fund’s return, and may result in higher taxes.

Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities and derivatives that provide exposure to foreign markets, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due.

Emerging Markets Risk.  The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks.

Depositary Receipts Risk.  Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (“ADRs”), which are traded in U.S. markets and are U.S. dollar-denominated, and Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), which are traded in foreign markets and may not be denominated in the same currency as the security they represent.

Although ADRs, GDRs and EDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include, among other things, market, political, currency and regulatory risk, by investing in ADRs, GDRs or EDRs rather than directly in stocks of foreign issuers, the Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the U.S. for many ADRs. The information available for ADRs is subject to accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. These standards generally are more uniform and more exacting than those to which many foreign issuers may be subject.

Issuer Risk.  An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Derivatives Risk.  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Equity Swaps Risk.  Equity swaps are subject to liquidity risk because the liquidity of equity swaps is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the equity swap transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. To the extent that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty under the equity swap and the return on related assets in its portfolio, the equity swap transaction may increase the Fund’s financial risk. Equity swaps, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the Fund is liable. The income tax treatment of swap agreements is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service. If such future guidance limits the Fund’s ability to use derivatives, the Fund may have to find other ways of achieving its investment objective.

Forward Foreign Currency Contract Risk.  Forward foreign currency contracts are a type of derivative contract, whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These instruments may fall in value due to foreign market downswings or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by the Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (i.e., the counterparty to the instrument will not perform or be unable to perform in accordance with the terms of the instrument).

Sector Concentration Risk.  At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.

Geographic Concentration Risk.  To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, regulatory or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Small- and Mid-Sized Companies Risk.  The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger companies, which could have a significant adverse effect on a Fund’s returns, especially as market conditions change.

Initial Public Offering Risk.  The Fund’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. Although IPO investments may have had a positive impact on the Fund’s performance in the past, there can be no assurance that the Fund will identify favorable IPO investment opportunities in the future.

Leverage Risk.  Leverage is when the Fund increases its assets available for investment using borrowings or similar transactions. Engaging in transactions using leverage or those having a leveraging effect subjects the Fund to certain risks. Leverage can magnify the effect of any gains or losses, causing the Fund to be more volatile than if it had not been leveraged. Through the use of leverage, the Fund’s total investment exposure could far exceed the value of its portfolio securities and its investment performance could be dependent on securities not directly owned by the Fund. Certain commodity-linked derivatives may subject the Fund to leveraged market exposure to commodities. In addition, the Fund’s assets that are used as collateral to secure short sale transactions may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase collateral. There is no assurance that a leveraging strategy will be successful.

Portfolio Turnover Risk.  Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Fixed-Income Securities Risk.  The Fund invests in a variety of fixed-income securities and derivatives. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. For example, while securities with longer maturities and durations tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Further, during periods of very low or negative interest rates, the Fund may not be able to maintain positive returns. The Fund may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing and interest rates are at historically low levels. In December 2016, the Federal Reserve raised the target range for the federal funds rate, which was only the second such interest rate hike in nearly a decade. To the extent the Federal Reserve continues to raise rates there is a risk that the fixed income markets may experience increased volatility and that the liquidity of certain Fund investments may be reduced. These developments could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. These developments or others also could cause the Fund to face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund as well as the value of your investment. The amount of assets deemed illiquid remaining within the Fund may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Fund. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price the portfolio managers believe the security is currently worth.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Returns shown are those of the Predecessor Fund, Henderson International Long/Short Equity Fund. The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares and Class N Shares, respectively, of the Fund on June 2, 2017. In connection with this reorganization, certain shareholders of the Predecessor Fund who held shares directly with the Predecessor Fund and not through an intermediary had the Class A Shares, Class C Shares, Class I Shares and Class N Shares of the Fund received in the Merger automatically exchanged for Class D Shares of the Fund following the Merger. Class A Shares, Class C Shares and Class I Shares of the Predecessor Fund commenced operations with the Predecessor Fund’s inception on December 9, 2014. Class R6 Shares of the Predecessor Fund commenced operations on November 30, 2015.

The performance shown for Class D Shares reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

Returns of the Fund will be different from the Predecessor Fund as they have different expenses.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: 1st Quarter 2015 1.88% Worst Quarter: 2nd Quarter 2016 – 3.45%
The Fund’s year-to-date return as of the calendar quarter ended March 31, 2017 was 2.08%.
Average Annual Total Returns (periods ended 12/31/16)
Average Annual Total Returns - Janus Henderson International Long/Short Equity Fund - Class D Shares	Column	Label		1 Year	Since Inception	Inception Date
Class D Shares | Return Before Taxes	Class D Shares	Return Before Taxes		(5.72%)	(2.18%)	Dec. 09, 2014
Class D Shares | Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions		(6.34%)	(3.10%)	Dec. 09, 2014
Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	(2.90%)	(1.90%)	Dec. 09, 2014
MSCI EAFE® Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		MSCI EAFE® Index (USD Hedged)		6.15%	5.28%	Dec. 09, 2014
MSCI EAFE® Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes)		MSCI EAFE® Index (USD Hedged)		6.69%	5.77%	Dec. 09, 2014
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

The Fund’s primary benchmark index is MSCI EAFE® Index (USD Hedged). The MSCI EAFE® Index (USD Hedged) is a free float-adjusted market capitalization index designed to measure developed market equity performance while hedging the currency back to U.S. Dollars. The MSCI EAFE® Index (USD Hedged) is composed of companies representative of the market structure of developed market countries.

Previously, the Predecessor Fund used the MSCI EAFE® Index (USD Hedged) gross of foreign withholding taxes. Going forward, the Fund’s performance will be compared to the MSCI EAFE® Index (USD Hedged) net of foreign withholding taxes because it more closely reflects the Fund’s investment universe and is consistent with the practices of other funds advised by Janus Capital.

After-tax returns are calculated using distributions for the Predecessor Fund’s Class I Shares for the period prior to June 5, 2017. If Class I Shares of the Fund had been available during periods prior to June 5, 2017, the distributions used to calculate the after-tax returns may have been different. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.